Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Valuation allowance	$ 21,050	$ 10,002
Threshold percentage of tax benefit is reasonably possible to be recognised likelihood of being sustained	50.00%
Unrecognized tax benefits	$ 0	0
Unrecognized tax benefits income tax penalties and interest expense	0	$ 0
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	44,007
Domestic Tax Authority [Member] | Tax Period Two Thousand And Thirty Two [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	10,246
Domestic Tax Authority [Member] | Tax Period Indefinite [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	33,761
Domestic Tax Authority [Member] | Tax Period Two Thousand And Thirty Seven [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards amount	2,159
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	3,531
State and Local Jurisdiction [Member] | Tax Period Two Thousand And Thirty Six [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	3,531
State and Local Jurisdiction [Member] | Tax Period Two Thousand And Thirty Three [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards amount	$ 1,156